August 19, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	TIFF Investment Program, Inc. (“TIP”)
File Nos. 33-73408 and 811-8234

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure on behalf of TIP. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for TIP on August 4, 2014 (Accession No. 0001144204-14-046706).

Please do not hesitate to contact the undersigned at 617.662.0845 if you have any questions or comments regarding the foregoing or the materials enclosed.

Sincerely,

/s/ Danio Mastropieri

Danio Mastropieri